Financial Instruments and Risk Management	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Financial Instruments and Risk Management
5. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Fair values of financial instruments
Financial instruments include cash, accounts receivable, derivative commodity contracts, accounts payable and accrued liabilities, lease obligations and long-term debt.
The Company has classified its cash and derivative commodity contracts as fair value through profit or loss. Both are measured at fair value with subsequent changes recognized through net earnings (loss). Accounts receivable are classified as assets at amortized cost; accounts payable and accrued liabilities, lease obligations and long-term debt are classified as liabilities at amortized cost, all of which are measured initially at fair value, and subsequently at amortized cost. Transaction costs attributable to financial instruments carried at amortized cost are included in the initial measurement of the financial instrument and are subsequently amortized using the effective interest rate method.
Carrying value and fair value of financial assets and liabilities are summarized as follows:

	December 31, 2021		December 31, 2020
Classification ($000s)	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets at fair value through profit or loss	37,929	37,929	34,510	34,510
Financial assets at amortized cost	12,217	12,217	9,996	9,996
Financial liabilities at fair value through profit or loss	88	88	398	398
Financial liabilities at amortized cost	29,952	29,952	43,654	43,757

Assets and liabilities as at December 31, 2021 that are measured at fair value are classified into levels reflecting the method used to make the measurements. Fair values of assets and liabilities included in Level 1 are determined by reference to quoted prices in active markets for identical assets and liabilities. Assets and liabilities in Level 2 include valuations using inputs other than quoted prices for which all significant inputs are observable, either directly or indirectly. Level 3 valuations are based on inputs that are unobservable and significant to the overall fair value measurement.
The Company’s cash and derivative commodity contracts are assessed on the fair value hierarchy described above. TransGlobe’s cash is classified as Level 1. Derivative commodity contracts are classified as Level 2. Assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the placement within the fair value hierarchy level. There were no transfers between levels in the fair value hierarchy in the period.
Derivative commodity contracts
The nature of TransGlobe’s operations exposes it to fluctuations in commodity prices, interest rates and foreign currency exchange rates. TransGlobe monitors and, when appropriate, uses derivative financial instruments to manage its exposure to these fluctuations. All transactions of this nature entered into by TransGlobe are related to future crude oil and natural gas production. TransGlobe does not use derivative financial instruments for speculative purposes. TransGlobe has elected not to designate any of its derivative financial instruments as accounting hedges and thus accounts for changes in fair value in net earnings (loss) at each reporting period. TransGlobe has not obtained collateral or other security to support its financial derivatives as management reviews the creditworthiness of its counterparties prior to entering into derivative contracts. The derivative financial instruments are initiated within the guidelines of the Company’s corporate hedging policy. This includes linking all derivatives to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions.
In conjunction with the prepayment agreement (see Note 1
7
), TransGlobe entered into a marketing contract with Mercuria Energy Trading SA (“Mercuria”) to market nine million barrels of TransGlobe’s Egyptian entitlement oil production. The pricing of the crude oil sales was
based on market prices at the time of sale. The Company
was
 committed to hedge 60% of its forecasted 1P entitlement production.

The prepayment agreement matured on December 31, 2021.
In conjunction with the recently renewed revolving Canadian reserves-based lending facility with ATB, the Company is required to enter into hedging arrangements based on its debt utilization. If utilization is below 50%, TransGlobe is required to hedge 25% of its annual forecasted average daily Canadian production of oil and natural gas volumes (net of royalties); utilization of between
50%-69%
requires a hedge of 50%; utilization of 70% and above requires a hedge of 60%.
The following table summarizes TransGlobe’s outstanding derivative commodity contract positions as at December 31, 2021, the fair values of which have been presented on the Consolidated Balance Sheet:

Financial AECO natural gas contracts

Period Hedged	Contract	Remaining Volume (GJ)	Daily Volume (GJ)	Bought Put C$/GJ	Sold Call C$/GJ
Jan 2022 - Mar 2022	Collar	351,000	3,900	2.50	4.20
Apr 2022 - Jun 2022	Collar	354,900	3,900	2.50	3.35
Jul 2022 - Sep 2022	Collar	358,800	3,900	2.50	3.10
Oct 2022 - Dec 2022	Collar	358,800	3,900	2.50	4.00

The gains and losses on financial instruments for 2021 and 2020 are comprised as follows:

	Years Ended December 31
($000s)	2021	2020
Realized derivative loss (gain) on derivative commodity contracts during the year	10,475	(6,801)
Unrealized derivative loss on commodity contracts outstanding at year end	88	180

Loss (gain) on financial instruments	10,563	(6,621)

Overview of Risk Management
The Company’s activities expose it to a variety of financial risks that arise as a result of its exploration, development, production and financing activities:

•	Credit risk
•	Market risk
•	Liquidity risk
The Board of Directors and Audit Committee oversee management’s establishment and execution of the Company’s risk management framework. Management has implemented and monitors compliance with risk management policies. The Company’s risk management policies are established to identify and analyze the risks faced by the Company, to set appropriate risk limits and controls, and to monitor risks and adherence to market conditions and the Company’s activities.
Credit risk
Credit risk is the risk of financial loss if a customer or counterparty to a financial instrument fails to fulfill their contractual obligations. The Company’s exposure to credit risk primarily relates to cash and accounts receivable, the majority of which are in respect of oil and natural gas operations. The Company generally extends unsecured credit to these parties and therefore the collection of these amounts may be affected by changes in economic or other conditions. The Company has not experienced any material credit losses in its cash investments or in the collection of accounts receivable to date.
TransGlobe’s accounts receivable related to the Canadian operations are with customers and joint interest partners in the petroleum and natural gas industry, and are subject to normal industry credit risks. Receivables from petroleum and natural gas marketers are normally collected in due course. The Company currently sells its production to several purchasers under standard industry sale and payment terms. Purchasers of TransGlobe’s natural gas, crude oil and natural gas liquids are subject to a periodic internal credit review to minimize the risk of non-payment.
The Company has continued to closely monitor and reassess the creditworthiness of its counterparties, including financial institutions.
Trade and other receivables are analyzed in the table below.

($000s)	December 31, 2021	December 31, 2020
Neither impaired nor past due	4,022	6,542
Not impaired and past due in the following period:
Within 30 days	6,067	2,255
31-60 days	851	34
61-90 days	608	510
Over 90 days	669	655

Accounts receivable	12,217	9,996

The Company sold two cargoes of Gharib blend crude in Egypt during 2021 (2020 - two). Depending on the Company’s assessment of the credit of crude purchasers, they may be required to post irrevocable letters of credit to support the sales prior to the cargo liftings. During 2021, the Company also completed monthly sales of inventoried entitlement crude oil to EGPC for a total of

1,120.0
Mbbls
 with total proceeds of $63.5 million. As at December 31, 2021, $6.1 million (December 31, 2020 – $6.0 million) of the total accounts receivable balance of $12.2 million (December 31, 2020 – $10.0 million) is due from EGPC.
Prior credit losses in the collection of accounts receivable by TransGlobe have been negligible and the Company does not anticipate any significant future credit losses based on forward looking information. Accordingly, no provision has been recorded for ECL.
Market risk
Market risk is the risk or uncertainty arising from possible market price movements and the associated impact on future performance of the business. The market price movements that the Company is exposed to include commodity prices, foreign currency exchange rates and interest rates, all of which could adversely affect the value of the Company’s financial assets, liabilities and financial results.
Commodity price risk
The Company’s operational results and financial condition are partially dependent on the commodity prices received for its production of oil, natural gas and NGLs. The Company is exposed to commodity price risk on its derivative assets and liabilities which are used as part of the Company’s risk management program to mitigate the effects of changes in commodity prices on future cash flows. While transactions of this nature relate to forecasted future petroleum and natural gas production, TransGlobe does not designate these derivative assets and liabilities as accounting hedges. As such, changes in commodity prices impact the fair value of derivative instruments and the corresponding gains or losses on derivative instruments. The estimated fair value of unrealized commodity contracts is reported on the Consolidated Balance Sheets, with any change in the unrealized positions recorded to net earnings (loss). The Company assesses these instruments on the fair value hierarchy and has classified the determination of fair value of these instruments as Level 2, as the fair values of these transactions are based on an approximation of the amounts that would have been received from counterparties to settle the transactions outstanding as at the date of the Consolidated Balance Sheets with reference to forward prices and market values provided by independent sources. The actual amounts realized may differ from these estimates.
Foreign currency exchange risk
As the Company’s business is conducted primarily in U.S. dollars and its financial instruments are primarily denominated in U.S. dollars, the Company’s exposure to foreign currency exchange risk relates primarily to certain cash, accounts receivable, long-term debt, lease obligations and accounts payable and accrued liabilities denominated in Canadian dollars. When assessing the potential impact of foreign currency exchange risk, the Company believes that 10% volatility is a reasonable measure. The Company estimates that a 10% increase in the value of the Canadian dollar against the U.S. dollar would decre
a
se
net
earnings
for the year ended December 31, 2021 by approximately $0.8 million and conversely, a 10% decrease in the value of the Canadian dollar against the U.S. dollar would increase
net
earnings
by $0.8 million for the same period. The Company does not utilize derivative instruments to manage this risk.
The Company is also exposed to foreign currency exchange risk on cash balances denominated in Egyptian pounds. Some collections of accounts receivable from the Egyptian Government are received in Egyptian pounds, and while the Company is generally able to spend the Egyptian pounds received on accounts payable denominated in Egyptian pounds, there remains foreign currency exchange risk exposure on Egyptian pound cash balances. Using month-end
cash balances converted at
month-end
foreign exchange rates, the average Egyptian pound cash balance for 2021 was $1.3 million (2020 - $3.0 million) in equivalent U.S. dollars. The Company estimates that a 10% increase in the value of the Egyptian pound against the U.S. dollar would decrease
net
earnings
for the year ended December 31, 2021 by approximately $0.1 million and conversely a 10% decrease in the value of the Egyptian pound against the U.S. dollar would increase
net
earnings
by $0.1 million for the same period. The Company does not currently utilize derivative instruments to manage foreign currency exchange risk.
The Company maintains nominal balances of British Pounds sterling to pay in-country
costs incurred in operating its London office. Foreign exchange risk on these funds is not considered material.
Interest rate risk
Fluctuations in interest rates could result in a significant change in the amount the Company pays to service variable interest debt. No derivative contracts were entered into during 2021 to mitigate interest rate risk. When assessing interest rate risk applicable to the Company’s variable interest debt, the Company believes 1% volatility is a reasonable measure. The effect of interest rates increasing by 1% would de
crease
 the Company’s net
e
arnings
, for the year ended December 31, 2021, by $0.1 million and conversely, the effect of interest rates decreasing by 1% would increase
the Company’s net

earning
s, for the year ended December 31, 2021, by $0.1 million.
Liquidity risk
Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they become due. Liquidity describes a company’s ability to access cash. Companies operating in the upstream oil and gas industry require sufficient cash in order to fund capital programs necessary to maintain and increase production and proved reserves, to acquire strategic oil and gas assets and to repay debt.
The Company actively maintains credit facilities to ensure it has sufficient available funds to meet current and foreseeable financial requirements at a reasonable cost. The following are the contractual maturities of financial liabilities at December 31, 2021:

		Payment Due by Period 1
($000s)	Recognized in Financial Statements	Contractual Cash Flows	Less than 1 year	1-3 years	4-5 years	More than 5 years
Accounts payable and accrued liabilities	Yes-Liability	26,112	26,112	-	-	-
Long-term debt	Yes-Liability	3,040	-	3,040	-	-
Lease obligations 2	Yes-Liability	800	764	36	-	-
Drilling commitment	No	1,000	1,000	-	-	-
Share-based compensation liabilities	Yes-Liability	10,133	6,174	3,959	-	-
Derivative commodity contracts	Yes-Liability	88	88	-	-	-
Equipment and facility leases 3	No	481	481	-	-	-

Total		41,654	34,619	7,035	-	-

1	Payments denominated in foreign currencies have been translated at December 31, 2021 exchange rates

2	These amounts include the notional principal and interest payments.

3	Equipment lease includes one workover rig.
As at December 31, 2021, the Company had $17.7 million of revolving credit facilities with $3.0 million drawn and $14.7 million available. During 2021, the prepayment agreement with Mercuria
was fully repaid in the amount of $15.0 million (See Note 1
7
). The Company also has a revolving Canadian reserves-based lending facility with ATB totaling C$22.5 million ($17.7 million), of which C$
3.9 million ($3.0 million) was drawn and outstanding. During 2021, the Company repaid C$5.0 million ($3.9 million) and had drawings of C$0.5 million ($0.4 million) on this facility (See Note 17).
The Company actively monitors its liquidity to ensure that its cash flows, credit facilities and working capital are adequate to support these financial liabilities, as well as the Company’s capital programs.
To date, the Company has experienced no difficulties with transferring funds abroad.
Capital disclosures
TransGlobe’s objective when managing capital is to ensure the Company will have the financial capacity, liquidity and flexibility to fund the ongoing exploration and development of its petroleum assets. The Company’s financial objectives and strategy have remained substantially unchanged over the last two completed fiscal years. These objectives and strategy are reviewed on an annual basis.

The Company was subject to, and in compliance with, financial covenants as at December 31, 2021 and 2020. TransGlobe defines and computes its capital as follows:

	Years Ended December 31
($000s)	2021	2020
Long-term debt, including the current portion	3,040	21,464
Current assets	(54,170)	(53,864)
Current liabilities, excluding the current portion of long-term debt	33,138	23,618

Net debt	(17,992)	(8,782)

Shareholder’s equity	178,574	138,295
Total capital	160,582	129,513